Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

10. Related Party Transactions

Service provided to related parties

The amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) were entered into with Leju, a subsidiary of E-House, and such amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests disposed. This amount was recorded as deferred revenues and amortized over ten years prior to March 2014, when the License Agreement was extended for another ten years.  Accordingly, the remaining deferred revenue balance as of March 2014 will be amortized prospectively under the straight-line method until 2024.  For the years ended December 31, 2014, 2015 and 2016, the Company recorded revenue from License Agreements in the amount of $12.0 million, $10.4 million and $10.4 million from such deferred revenue account, respectively. As of December 31, 2015 and 2016,  the total amount of deferred revenue from Leju  was  $85.4 million and $75.0 million, respectively, which includes $75.0 million and $64.6 million of non-current portion of deferred revenue, respectively.

Based on the amended and restated advertising agency agreements with Leju, agency fees earned from Leju for 2014, 2015 and 2016, calculated at 15% of Leju’s revenue generated from the sales of advertising on SINA’s non-real estate channels, were $5.2 million, $4.9 million and $9.3 million, respectively. As of December 31, 2015 and 2016, receivables due from Leju were $1.4 million and $1.4 million, respectively.

On April 29, 2013, affiliated entities of the Company formed a strategic alliance with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. Alibaba purchased advertising from the Company and continued to do so subsequently. For 2014 and 2015, the Company recognized a total of $126.0 million and $186.0 million in advertising and marketing services revenue from Alibaba under the strategic alliance, respectively. The Company has continued to keep strategic collaboration and work with Alibaba in the area of social commerce and other areas after the expiration of the strategic framework agreement in January 2016  and recorded $82.0 million in advertising and marketing revenues from Alibaba in 2016. As of December 31, 2015 and 2016, the Company had an amount due from Alibaba of $71.7 million and $26.2 million, respectively.

Revenues from related parties, excluding those from Leju and Alibaba, represented approximately 5.0%, 3.9%, and 4.6% of net total revenues for 2014, 2015 and 2016, respectively. As of December 31, 2015 and 2016, the Company had accounts receivable due from related parties other than Leju and Alibaba of $37.0 million and $33.3 million, which represented approximately 16.2% and 15.8% of total net accounts receivable, respectively.

Service purchased from related parties

Transactions with related parties included in cost and operating expenses represented 2.0%, 2.5%, and 4.4% of total cost and operating expenses for 2014, 2015 and 2016, respectively.

One of the Company’s subsidiaries entered into an agreement with BroadVision Inc. (“BroadVision”) whose Chairman, Chief Executive Officer and President Pehong Chen is a director of SINA in the presented periods and resigned in January 2016.  Therefore, BroadVision is no longer a related party of the Company since 2016. Under this agreement, BroadVision provides HR information management hosting service, including software subscription, system upgrade and technical support. For 2014 and 2015, services fees to BroadVision are approximately $176,000 and $175,000, respectively. There was no payable amount outstanding as of December 31, 2015.

The Company believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.

New Share Issuance to the CEO

On November 6, 2015, the Company completed an issuance of 11,000,000 ordinary shares to a special purpose vehicle owned by Mr. Charles Chao, Chairman and CEO of the Company, for an aggregate price of $456,390,000 pursuant to a legally binding subscription agreement signed in June 2015.  The shares acquired in this transaction are subject to a contractual lock-up restriction for six months after the closing on November 6, 2015.  The per share purchase price of US$41.49 represents the average closing trading price of SINA’s ordinary shares for the 30 trading days ended May 29, 2015, the last trading day before the signing of the subscription agreement. No stock-based compensation expenses arose from this placement.  See Note 15 New Share Issuance to the CEO to Consolidated Financial statements.